July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28	$141	$139,379
Media — 0.0%
Cable One, Inc., 1.13%, 03/15/28	71	31,240
Semiconductors — 0.1%
Microchip Technology, Inc., 0.00% 02/15/30(a)(b)	20	21,310
ON Semiconductor Corp.
0.00%, 05/01/31(a)(b)	26	24,180
0.50%, 03/01/29	76	85,842
		131,332
Total Convertible Bonds — 0.2% (Cost: $335,297)		301,951
Corporate Bonds & Notes
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	USD300	309,451
7.50%, 06/01/29(a)	USD150	150,239
7.50%, 03/15/33(a)	USD542	568,122
7.75%, 04/15/28(a)	USD82	82,128
7.88%, 04/01/30(a)	USD337	349,982
CMG Media Corp., 8.88%, 06/18/29(a)	USD9	6,511
Lamar Media Corp., 5.38%, 11/01/33(a)	USD30	29,153
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	USD39	39,735
9.50%, 02/15/33(a)	USD205	208,828
10.38%, 05/15/31(a)(c)	USD159	166,464
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD108	104,925
6.00%, 06/15/34(a)	USD179	176,763
7.38%, 02/15/31(a)	USD22	22,759
		2,215,060
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD17	17,367
ATI, Inc.
5.13%, 10/01/31	USD90	87,880
5.88%, 06/15/33	USD25	25,153
7.25%, 08/15/30	USD43	44,335
Bombardier, Inc.
6.75%, 06/15/33(a)	USD157	161,705
7.00%, 06/01/32(a)	USD38	39,152
7.25%, 07/01/31(a)(c)	USD11	11,457
8.75%, 11/15/30(a)	USD12	12,645
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD800	808,923
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD20	20,321
Moog, Inc., 5.50%, 10/15/34(a)	USD33	31,925
TransDigm, Inc.
6.00%, 01/15/33(a)	USD240	239,975
6.13%, 07/31/34(a)	USD327	323,327
6.25%, 01/31/34(a)	USD168	169,651
6.38%, 03/01/29(a)	USD97	98,167
6.38%, 05/31/33(a)	USD1,080	1,079,726
6.63%, 03/01/32(a)	USD124	126,075
Security	Par (000)	Value
Aerospace & Defense (continued)
6.75%, 01/31/34(a)(c)	USD597	$606,715
		3,904,499
Agriculture — 0.0%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	USD41	41,184
Airlines — 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD157	136,613
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD35	36,796
United Airlines Holdings, Inc., 5.38%, 03/01/31	USD69	68,096
WestJet An Alberta Partnership, 8.00%, 02/14/31(a)(c)	USD68	66,980
		308,485
Apparel — 0.4%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % PIK)(a)(d)	USD427	458,183
Crocs, Inc., 4.13%, 08/15/31(a)(c)	USD20	18,383
Levi Strauss & Co., 3.50%, 03/01/31(a)	USD49	45,224
		521,790
Auto Manufacturers — 0.5%
Allison Transmission, Inc., 5.88%, 12/01/33(a)	USD40	39,413
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD480	468,771
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD200	206,595
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	USD37	37,150
		751,929
Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(a)	USD30	29,840
7.75%, 10/15/33(a)(c)	USD31	30,526
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	115,528
6.75%, 02/15/30(a)	USD223	228,663
6.75%, 09/15/32(a)	USD456	459,425
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	USD52	51,539
Dana, Inc.
4.25%, 09/01/30	USD8	7,984
4.50%, 02/15/32	USD11	10,976
Dorman Products, Inc., 6.25%, 06/15/34(a)	USD12	12,034
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	USD33	34,302
Goodyear Tire & Rubber Co.(The)
6.63%, 07/15/30	USD18	17,405
8.88%, 07/15/32	USD81	83,135
Tenneco, Inc., 8.00%, 11/17/28(a)	USD69	69,173
		1,150,530
Banks — 1.9%
Bank of America Corp.
6.25%, (5-year CMT + 2.35%)(e)(f)	USD78	78,076
6.63%, (5-year CMT + 2.68%)(e)(f)	USD131	133,724
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.78%)(e)(f)	USD360	396,606
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(f)	USD227	219,148
Citigroup, Inc.
6.63%, (5-year CMT + 3.00%)(c)(e)(f)	USD22	22,100
6.88%, (5-year CMT + 2.89%)(e)(f)	USD288	290,782

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series CC, 7.13%, (5-year CMT + 2.69%)(e)(f)	USD186	$189,168
Series EE, 6.75%, (5-year CMT + 2.57%)(e)(f)	USD113	113,127
Series FF, 6.95%, (5-year CMT + 2.73%)(e)(f)	USD146	147,288
Goldman Sachs Group, Inc.(The)
6.85%, (5-year CMT + 2.46%)(c)(e)(f)	USD111	112,341
Series AA, 6.50%, (5-year CMT + 2.18%)(e)(f)	USD68	67,489
Series Y, 6.13%, (10-year CMT + 2.40%)(c)(e)(f)	USD157	154,816
UBS Group AG
7.00%, (5-year USD ICE Swap + 3.30%)(a)(e)(f)	USD200	198,914
7.75%, (5-year USD ICE Swap + 4.16%)(a)(e)(f)	USD200	209,223
9.25%, (5-year CMT + 4.76%)(a)(e)(f)	USD200	228,658
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	USD22	22,030
		2,583,490
Biotechnology — 0.3%
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33(a)	USD400	412,442
Building Materials — 1.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD36	37,064
Builders FirstSource, Inc., 6.75%, 05/15/35(a)	USD45	44,553
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	USD675	686,068
6.75%, 07/15/31(a)	USD43	44,102
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(a)	USD35	34,783
9.75%, 07/15/28(a)	USD87	87,239
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	USD329	333,015
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	USD71	68,171
6.25%, 08/01/33(a)	USD315	311,558
6.50%, 08/15/32(a)	USD189	189,362
Standard Industries, Inc./New York, 4.38%, 07/15/30(a)	USD30	28,323
Wilsonart LLC, 11.00%, 08/15/32(a)(c)	USD58	44,637
		1,908,875
Chemicals — 3.2%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(a)(c)(d)	USD114	91,405
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
6.50%, 06/15/33(a)	EUR135	156,591
7.13%, 06/15/33(a)	USD200	201,236
Celanese U.S. Holdings LLC
6.75%, 04/15/33	USD88	89,704
7.00%, 02/15/31	USD6	6,152
7.38%, 02/15/34(c)	USD45	46,289
Chemours Co.(The)
4.63%, 11/15/29(a)(c)	USD147	138,721
5.75%, 11/15/28(a)	USD174	173,136
7.88%, 03/15/34(a)	USD206	200,458
Element Solutions, Inc., 3.88%, 09/01/28(a)	USD59	58,021
FMC Corp.
3.45%, 10/01/29(c)	USD98	90,059
Security	Par (000)	Value
Chemicals (continued)
8.00%, 06/01/31(a)	USD196	$202,670
Ingevity Corp., 3.88%, 11/01/28(a)(c)	USD41	39,544
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	USD36	35,505
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(a)	USD200	194,651
7.25%, 06/15/31(a)	USD400	404,212
7.25%, 02/15/33(a)	USD600	587,742
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	USD264	259,170
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	USD79	78,438
6.25%, 08/15/33(a)	USD92	92,429
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD110	107,415
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	USD92	89,961
WR Grace Holdings LLC
5.63%, 08/15/29(a)	USD494	453,548
6.63%, 08/15/32(a)	USD336	319,878
7.00%, 08/01/33(a)	USD118	113,026
7.38%, 03/01/31(a)	USD152	150,712
		4,380,673
Commercial Services — 5.9%
ADT Security Corp. (The), 5.88%, 10/15/33(a)	USD155	150,292
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	USD200	203,735
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD1,077	1,118,197
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(c)	USD800	792,959
6.88%, 06/15/30(a)	USD236	241,146
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD200	197,264
API Group DE, Inc.
4.13%, 07/15/29(a)	USD52	49,914
5.75%, 06/01/34(a)	USD29	28,386
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	199,937
Block, Inc.
5.63%, 08/15/30(a)	USD60	59,693
6.00%, 08/15/33(a)	USD185	183,462
6.50%, 05/15/32	USD168	169,731
Brink's Co.(The)
6.50%, 06/15/29(a)	USD39	39,705
6.75%, 06/15/32(a)	USD155	157,843
Carrix, Inc., 6.13%, 08/01/33(a)	USD404	402,134
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(c)	USD10	9,661
4.88%, 07/01/29(a)(c)	USD221	203,500
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	USD198	190,319
Deluxe Corp., 8.13%, 09/15/29(a)	USD19	19,675
EquipmentShare.com, Inc., 7.13%, 07/01/34(a)(c)	USD62	59,218
Garda World Security Corp.
7.75%, 02/15/28(a)	USD61	61,841
8.25%, 08/01/32(a)	USD478	484,730
8.38%, 11/15/32(a)	USD594	603,499
Herc Holdings, Inc.
5.75%, 03/15/31(a)	USD32	31,683

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.00%, 03/15/34(a)(c)	USD33	$32,354
7.00%, 06/15/30(a)(c)	USD173	178,410
7.25%, 06/15/33(a)(c)	USD231	238,360
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD200	158,403
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD254	263,255
11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(a)(d)	USD32	30,418
Service Corp. International/U.S.
4.00%, 05/15/31	USD50	46,747
5.75%, 10/15/32	USD324	321,350
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR100	113,015
6.75%, 08/15/32(a)	USD318	318,450
Sotheby's, 8.25%, 04/15/31(a)	USD200	199,504
United Rentals North America, Inc., 5.38%, 11/15/33(a)	USD136	132,424
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD91	93,429
WEX, Inc., 6.50%, 03/15/33(a)(c)	USD163	161,959
Williams Scotsman, Inc.
6.63%, 04/15/30(a)	USD32	32,720
7.38%, 10/01/31(a)	USD70	72,173
		8,051,495
Computers — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD14	14,383
CACI International, Inc., 6.38%, 06/15/33(a)	USD75	75,580
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	USD346	352,049
KBR, Inc., 4.75%, 09/30/28(a)	USD58	57,088
Science Applications International Corp.
4.88%, 04/01/28(a)	USD28	27,596
5.88%, 11/01/33(a)(c)	USD46	45,025
Seagate Data Storage Technology Pte Ltd.
5.75%, 12/01/34	USD18	17,779
5.88%, 07/15/30	USD56	56,840
		646,340
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	USD100	95,007
Distribution & Wholesale — 0.4%
Core & Main LP, 6.00%, 07/01/34(a)	USD354	352,022
Dealer Tire Financial LLC, 10.38%, 10/01/31(a)	USD30	29,137
Gates Corp./DE, 6.88%, 07/01/29(a)	USD38	38,765
Resideo Funding II LLC
4.00%, 09/01/29(a)	USD41	38,823
6.50%, 07/15/32(a)(c)	USD27	27,009
		485,756
Diversified Financial Services — 3.7%
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(f)	USD56	53,617
Azorra Finance Ltd.
6.25%, 02/15/34(a)(c)	USD34	33,321
7.25%, 01/15/31(a)	USD14	14,419
7.75%, 04/15/30(a)	USD25	25,869
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD17	16,440
Security	Par (000)	Value
Diversified Financial Services (continued)
6.75%, 12/01/32(a)	USD25	$23,856
First Eagle Holdings, Inc., 7.25%, 08/15/32(a)	USD23	23,269
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD100	99,375
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD10	9,640
7.88%, 04/01/33(a)	USD38	36,648
8.00%, 02/01/32(a)	USD41	40,679
8.38%, 04/01/32(a)	USD7	7,031
9.13%, 05/15/31(a)	USD99	101,488
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD14	13,929
6.88%, 04/15/29(a)	USD35	35,569
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD94	95,226
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(a)	USD12	11,940
6.75%, 05/01/33(a)(c)	USD125	127,390
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD200	199,868
Navient Corp.
7.88%, 06/15/32(c)	USD39	36,538
9.38%, 10/15/31	USD42	41,956
OneMain Finance Corp.
4.00%, 09/15/30	USD69	63,263
5.38%, 11/15/29	USD124	121,183
6.50%, 03/15/33	USD325	317,281
6.63%, 05/15/29	USD30	30,367
6.75%, 03/15/32	USD211	209,978
6.75%, 09/15/33	USD95	93,469
7.13%, 11/15/31	USD28	28,375
7.13%, 09/15/32	USD99	100,036
7.50%, 05/15/31	USD7	7,175
7.88%, 03/15/30(c)	USD138	142,856
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	USD119	119,425
8.00%, 08/01/33(a)	USD170	172,499
PennyMac Financial Services, Inc.
6.75%, 02/15/34(a)	USD60	55,651
6.88%, 05/15/32(a)	USD251	239,930
7.13%, 11/15/30(a)	USD42	41,869
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD400	414,131
Rocket Companies, Inc.
6.13%, 08/01/30(a)	USD237	238,921
6.38%, 08/01/33(a)	USD193	194,147
Rocket Cos, Inc.
6.13%, 08/01/31(a)	USD164	164,747
6.50%, 08/01/29(a)	USD139	140,826
6.50%, 06/15/34(a)	USD94	94,743
7.13%, 02/01/32(a)	USD462	473,525
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(a)	USD5	4,416
SLM Corp., 6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(f)	USD33	32,882
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD17	15,877
UWM Holdings LLC
6.25%, 03/15/31(a)(c)	USD164	146,329
6.63%, 02/01/30(a)	USD320	296,847

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
WS Escrow LLC, 7.75%, 06/01/33(a)	USD21	$21,728
		5,030,544
Electric — 4.8%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.20%)(f)	USD52	52,866
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD45	45,392
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	USD20	17,953
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD400	406,236
Dominion Energy, Inc., Series ., 6.15%, 12/15/56, (5-year CMT + 1.87%)(f)	USD45	44,519
NextEra Energy Capital Holdings, Inc.
Series AA, 6.00%, 10/01/56, (5-year CMT + 1.84%)(f)	USD99	97,328
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(f)	USD149	145,602
Series CC, 6.63%, 10/01/66, (5-year CMT + 1.69%)(f)	USD290	282,453
NRG Energy, Inc.
5.75%, 07/15/29(a)	USD63	62,964
5.75%, 01/15/34(a)	USD279	271,719
5.88%, 05/15/34(a)	USD60	58,902
6.00%, 02/01/33(a)	USD177	176,468
6.00%, 01/15/36(a)	USD637	623,225
6.13%, 05/15/36(a)	USD367	362,268
6.25%, 11/01/34(a)(c)	USD103	102,729
10.25%, (5-year CMT + 5.92%)(a)(e)(f)	USD53	56,606
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD19	18,554
PG&E Corp., 6.85%, 09/15/56, (5-year CMT + 3.23%)(f)	USD92	91,040
Talen Energy Supply LLC
6.13%, 05/01/31, (Acquired , Cost: $840,427)(a)(g)	USD841	835,990
6.38%, 05/01/33, (Acquired , Cost: $1,289,948)(a)(g)	USD1,291	1,271,384
TransAlta Corp., 5.88%, 02/01/34	USD11	10,723
Vistra Corp.
7.00%, (5-year CMT + 5.74%)(a)(c)(e)(f)	USD234	235,250
8.00%, (5-year CMT + 6.93%)(a)(e)(f)	USD27	27,124
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD534	536,654
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(a)	USD539	564,458
8.38%, 01/15/31(a)	USD114	121,162
8.63%, 03/15/33(a)	USD20	21,368
		6,540,937
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	USD81	79,651
5.50%, 04/15/34(a)	USD41	39,830
		119,481
Electronics — 0.3%
Coherent Corp., 5.00%, 12/15/29(a)	USD54	52,838
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	USD114	106,085
4.38%, 02/15/30(a)	USD83	80,038
6.63%, 07/15/32(a)	USD200	204,750
		443,711
Security	Par (000)	Value
Engineering & Construction — 0.3%
AECOM, 6.00%, 08/01/33(a)	USD113	$112,355
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	USD128	110,851
Dycom Industries, Inc., 4.50%, 04/15/29(a)	USD21	20,384
Global Infrastructure Solutions, Inc., 6.38%, 07/15/34(a)	USD63	63,430
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(a)	USD37	36,997
		344,017
Entertainment — 1.0%
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)	USD24	22,934
7.00%, 02/15/30(a)	USD67	67,222
Churchill Downs, Inc.
5.75%, 04/01/30(a)	USD217	216,358
6.75%, 05/01/31(a)(c)	USD168	169,998
Cinemark USA, Inc., 7.00%, 08/01/32(a)(c)	USD12	12,302
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(c)	USD51	51,488
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(c)	USD56	55,020
7.50%, 09/01/31(a)(c)	USD18	18,541
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD14	13,707
4.75%, 10/15/27(a)(c)	USD23	22,882
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD18	17,480
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD61	63,451
Pioneer Opco LLC, 7.00%, 05/15/33(a)	USD72	72,696
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	USD28	28,124
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD27	27,168
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)	USD43	34,832
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(c)	USD25	25,285
Vail Resorts, Inc.
5.63%, 07/15/30(a)	USD31	30,864
6.50%, 05/15/32(a)	USD81	82,013
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD64	67,998
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD44	43,543
6.25%, 03/15/33(a)	USD220	218,074
		1,361,980
Environmental Control — 0.9%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	USD22	22,226
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(a)	USD258	238,665
5.63%, 07/01/31(a)	USD48	46,635
GFL Environmental, Inc.
4.00%, 08/01/28(a)(c)	USD110	107,267
4.38%, 08/15/29(a)	USD36	34,612
6.75%, 01/15/31(a)	USD5	5,060

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Madison IAQ LLC
4.13%, 06/30/28(a)	USD12	$11,747
5.88%, 06/30/29(a)	USD191	191,005
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	USD554	561,496
		1,218,713
Food — 1.8%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31(a)	USD111	106,657
5.63%, 03/31/32(a)	USD82	77,999
5.75%, 03/31/34(a)(c)	USD237	220,349
6.25%, 03/15/33(a)	USD59	57,146
B&G Foods, Inc., 8.00%, 09/15/28(a)(c)	USD16	15,642
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	USD59	58,303
6.38%, 04/15/34(a)	USD654	655,675
7.63%, 07/01/29(a)	USD104	107,247
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	116,195
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	USD93	94,558
9.00%, 02/15/29(a)	USD23	23,955
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD26	24,754
4.38%, 01/31/32(a)	USD68	63,735
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD10	9,668
5.63%, 03/01/34(a)	USD239	231,829
6.13%, 09/15/32(a)	USD77	77,217
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD31	28,730
6.25%, 10/15/34(a)	USD92	89,449
6.38%, 03/01/33(a)	USD211	207,794
6.50%, 03/15/36(a)	USD151	147,285
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD19	18,366
U.S. Foods, Inc., 4.75%, 02/15/29(a)	USD33	32,516
United Natural Foods, Inc., 6.75%, 10/15/28(a)(c)	USD36	36,000
		2,501,069
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD24	23,922
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(f)	USD33	34,135
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	USD54	54,837
9.50%, 06/01/30(a)	USD19	20,371
		109,343
Health Care - Products — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28(a)	USD91	89,750
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD195	199,875
Insulet Corp., 6.50%, 04/01/33(a)	USD28	28,368
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(a)	USD310	307,101
Security	Par (000)	Value
Health Care - Products (continued)
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	USD34	$35,588
		660,682
Health Care - Services — 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(a)	USD15	15,469
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(c)	USD193	190,423
Centene Corp., 2.45%, 07/15/28	USD25	23,729
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(c)	USD155	138,259
5.25%, 05/15/30(a)	USD197	181,912
9.75%, 01/15/34(a)	USD779	789,175
10.88%, 01/15/32(a)	USD35	36,918
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(c)	USD58	59,641
DaVita, Inc.
6.75%, 07/15/33(a)	USD11	11,277
6.88%, 09/01/32(a)	USD2	2,055
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	USD45	45,823
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	USD24	21,780
HealthEquity, Inc., 4.50%, 10/01/29(a)	USD93	90,142
IQVIA, Inc., 6.25%, 06/01/32(a)	USD169	171,174
LifePoint Health, Inc.
7.00%, 05/01/34(a)	USD326	304,497
10.00%, 06/01/32(a)(c)	USD84	80,646
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	USD44	40,687
6.25%, 01/15/33(a)	USD12	11,866
6.50%, 02/15/31(a)	USD157	158,444
Option Care Health, Inc., 4.38%, 10/31/29(a)	USD30	28,804
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	USD18	18,768
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	USD34	35,212
Star Parent, Inc., 9.00%, 10/01/30(a)	USD34	35,704
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(c)	USD559	560,741
Tenet Healthcare Corp.
5.50%, 11/15/32(a)	USD28	27,568
6.00%, 11/15/33(a)(c)	USD34	34,109
6.75%, 05/15/31	USD84	85,666
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD77	71,767
		3,272,256
Holding Companies - Diversified — 0.5%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)	USD15	14,742
6.55%, 03/15/32	USD12	12,037
Ares Strategic Income Fund, 5.80%, 09/09/30	USD31	30,372
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(c)	USD11	10,657
Blackstone Secured Lending Fund, 5.90%, 05/21/31	USD45	43,762
Blue Owl Capital Corp.
6.20%, 07/15/30(c)	USD24	23,750
6.30%, 08/15/31	USD21	20,731
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD42	40,187

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
FS KKR Capital Corp., 2.63%, 01/15/27	USD16	$15,744
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	USD275	273,242
9.75%, 01/15/29(c)	USD91	90,623
10.00%, 11/15/29(a)	USD93	93,153
		669,000
Home Builders — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD39	37,449
6.88%, 08/01/33(a)	USD59	58,863
Beazer Homes USA, Inc., 8.00%, 01/15/32(a)	USD34	34,671
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(c)	USD82	76,407
5.00%, 06/15/29(a)(c)	USD136	129,026
Century Communities, Inc., 6.63%, 09/15/33(a)	USD33	33,108
Empire Communities Corp., 9.75%, 05/01/29(a)	USD12	12,331
Installed Building Products, Inc., 5.63%, 02/01/34(a)	USD22	21,237
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(c)	USD297	302,741
8.38%, 10/01/33(a)	USD213	216,452
LGI Homes, Inc., 7.00%, 11/15/32(a)(c)	USD36	35,090
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD26	24,917
6.00%, 12/15/33(a)	USD15	14,278
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	USD13	13,260
9.25%, 10/01/29(a)	USD81	82,102
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD28	29,045
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(a)	USD22	22,519
		1,143,496
Home Furnishings — 0.2%
Somnigroup International, Inc., 4.00%, 04/15/29(a)	USD39	37,486
Whirlpool Corp.
7.50%, 07/01/31(a)	USD111	110,307
7.88%, 07/01/34(a)	USD127	120,066
		267,859
Housewares — 0.1%
Newell Brands, Inc.
6.38%, 05/15/30(c)	USD56	56,615
6.63%, 09/15/29(c)	USD18	18,216
6.63%, 05/15/32(c)	USD77	77,903
8.50%, 06/01/28(a)	USD34	35,487
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	USD18	17,648
		205,869
Insurance — 4.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD155	153,233
5.88%, 11/01/29(a)(c)	USD223	219,540
6.50%, 10/01/31(a)	USD171	170,856
7.00%, 01/15/31(a)	USD303	307,469
Security	Par (000)	Value
Insurance (continued)
7.38%, 10/01/32(a)	USD85	$85,477
AmWINS Group, Inc.
4.88%, 06/30/29(a)	USD14	13,476
6.38%, 02/15/29(a)	USD11	11,044
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)	USD217	212,085
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	USD87	88,120
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD600	609,200
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD400	397,989
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(a)	USD241	243,802
Corebridge Financial, Inc., 6.38%, 09/15/54, (5-year CMT + 2.65%)(f)	USD31	30,420
CRC Insurance Group LLC, 7.13%, 06/01/31(a)	USD638	636,798
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD400	396,179
8.13%, 02/15/32(a)	USD200	185,947
HUB International Ltd.
7.25%, 06/15/30(a)	USD855	880,367
7.38%, 01/31/32(a)(c)	USD1,284	1,313,211
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(c)	USD199	187,421
8.50%, 03/15/30(a)	USD82	84,658
Ryan Specialty LLC, 4.38%, 02/01/30(a)	USD5	4,828
USI, Inc./New York, 7.50%, 01/15/32(a)	USD317	323,527
		6,555,647
Internet — 1.6%
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD1,467	1,422,203
Getty Images, Inc., 11.25%, 02/21/30(a)(c)	USD29	22,749
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28(a)	USD116	108,731
Match Group Holdings II LLC
4.13%, 08/01/30(a)	USD34	31,811
6.13%, 09/15/33(a)	USD70	68,155
Snap, Inc.
6.88%, 03/01/33(a)	USD76	74,239
6.88%, 03/15/34(a)(c)	USD99	95,900
Sopaipilla Investor LLC, 7.53%, 11/30/48(a)	USD290	300,580
Wayfair LLC, 7.13%, 05/31/34(a)	USD31	31,846
		2,156,214
Iron & Steel — 0.5%
Carpenter Technology Corp., 5.63%, 03/01/34(a)	USD104	102,531
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(a)	USD130	131,386
Commercial Metals Co.
5.75%, 11/15/33(a)	USD137	134,558
6.00%, 12/15/35(a)(c)	USD68	66,823
Hybar LLC, 7.38%, 07/01/34(a)	USD162	162,608
Mineral Resources Ltd.
6.00%, 05/01/32(a)	USD33	32,394
6.25%, 05/01/34(a)	USD33	32,164
		662,464

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 1.0%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33(a)	USD200	$199,037
Acushnet Co., 5.63%, 12/01/33(a)	USD23	22,551
Boyne USA, Inc., 4.75%, 05/15/29(a)	USD40	38,872
Gaia Purchaser, Inc., 7.63%, 07/15/33(a)	USD217	217,667
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD93	95,738
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(c)	USD46	37,616
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD8	7,646
6.25%, 09/15/33(a)	USD87	82,698
6.75%, 02/01/32(a)(c)	USD53	51,949
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	USD275	289,334
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD213	210,909
9.13%, 07/15/31(a)	USD73	76,433
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(c)	USD17	16,986
		1,347,436
Lodging — 1.2%
Hilton Domestic Operating Co., Inc.
5.50%, 09/15/31(a)	USD189	187,261
5.50%, 03/31/34(a)	USD111	108,735
5.88%, 03/15/33(a)	USD51	50,986
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD400	388,036
MGM Resorts International, 6.13%, 09/15/29	USD51	51,314
Station Casinos LLC
4.50%, 02/15/28(a)	USD36	35,399
6.63%, 03/15/32(a)(c)	USD54	54,565
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(a)	USD28	27,250
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD792	781,466
		1,685,012
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(a)	USD39	37,990
Columbus McKinnon Corp./New York, 7.13%, 02/01/33(a)(c)	USD79	79,592
Esab Corp.
5.63%, 04/01/31(a)	USD90	88,912
6.25%, 04/15/29(a)	USD54	54,572
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)(c)	USD244	238,885
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	USD19	20,124
Terex Corp.
5.00%, 05/15/29(a)	USD8	7,888
6.25%, 10/15/32(a)	USD72	72,258
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD200	199,975
		800,196
Manufacturing — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33(a)	USD14	14,120
Avient Corp., 6.25%, 11/01/31(a)	USD25	25,184
Enpro, Inc., 6.13%, 06/01/33(a)	USD25	25,045
		64,349
Media — 4.3%
Block Communications, Inc., 10.25%, 03/01/31(a)(c)	USD21	18,246
Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD288	$254,917
4.25%, 01/15/34(a)	USD328	267,808
4.50%, 05/01/32	USD3	2,587
4.50%, 06/01/33(a)(c)	USD27	22,971
4.75%, 03/01/30(a)	USD140	130,806
4.75%, 02/01/32(a)(c)	USD75	65,534
6.38%, 09/01/29(a)	USD19	18,880
7.00%, 02/01/33(a)(c)	USD145	138,958
7.38%, 02/01/36(a)(c)	USD215	204,398
Directv Financing LLC, 8.88%, 02/01/30(a)	USD182	185,299
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)(c)	USD11	10,974
9.25%, 06/01/32(a)	USD161	164,749
10.00%, 02/15/31(a)	USD406	424,244
Discovery Communications LLC
4.13%, 05/15/29(c)	USD22	21,615
3.95%, 03/20/28	USD72	70,740
Discovery Global Holdings, Inc.
4.28%, 03/15/32	USD258	229,251
5.05%, 03/15/42	USD275	191,125
4.05%, 03/15/29	USD95	93,310
DISH DBS Corp.
5.25%, 12/01/26(a)	USD162	161,190
5.75%, 12/01/28(a)	USD381	367,665
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(d)	USD567	575,106
10.75%, 11/30/29	USD683	738,737
Gray Media, Inc.
7.25%, 08/15/33(a)(c)	USD153	151,326
9.63%, 07/15/32(a)(c)	USD246	248,644
Midcontinent Communications, 8.00%, 08/15/32(a)(c)	USD22	18,683
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)	USD367	376,349
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD32	31,126
5.00%, 08/01/27(a)	USD47	46,932
Univision Communications, Inc.
8.50%, 07/31/31(a)	USD339	338,250
8.88%, 04/15/33(a)	USD186	180,090
9.38%, 08/01/32(a)	USD74	73,914
Versant Media Group, Inc., 7.25%, 01/30/31(a)(c)	USD27	27,833
		5,852,257
Mining — 2.1%
Arcosa, Inc.
4.38%, 04/15/29(a)	USD44	42,993
6.88%, 08/15/32(a)	USD6	6,187
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD25	25,973
11.50%, 10/01/31(a)	USD242	257,484
Coeur Mining, Inc., 6.88%, 04/01/32(a)	USD78	79,688
Constellium SE, 6.38%, 08/15/32(a)	USD750	756,083
ERO Copper Corp., 6.50%, 02/15/30(a)	USD195	194,971
First Quantum Minerals Ltd., 6.38%, 02/15/36(a)(c)	USD400	385,520

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	USD248	$234,430
5.88%, 03/01/34(a)	USD204	199,092
Novelis Corp.
3.88%, 08/15/31(a)	USD199	180,631
4.75%, 01/30/30(a)	USD12	11,516
6.38%, 08/15/33(a)	USD336	335,386
6.88%, 01/30/30(a)	USD145	148,774
Skeena Resources Ltd., 8.50%, 04/01/31(a)	USD12	12,529
		2,871,257
Office & Business Equipment — 0.0%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	USD35	35,394
Oil & Gas — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD47	48,763
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD15	14,947
6.63%, 07/15/33(a)	USD16	16,070
California Resources Corp.
7.00%, 01/15/34(a)	USD85	83,252
7.25%, 01/15/35(a)	USD65	64,225
Caturus Energy LLC
7.13%, 05/15/31(a)	USD173	171,498
8.50%, 02/15/30(a)	USD409	423,620
Chord Energy Corp., 6.75%, 03/15/33(a)	USD18	18,333
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD113	116,078
CNX Resources Corp.
5.88%, 03/01/34(a)	USD66	63,944
7.25%, 03/01/32(a)(c)	USD13	13,369
Comstock Resources, Inc.
5.88%, 01/15/30(a)	USD127	119,648
6.75%, 03/01/29(a)	USD323	317,852
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD249	251,626
7.88%, 04/15/32(a)	USD54	54,992
8.38%, 01/15/34(a)	USD118	121,753
9.75%, 10/15/30(a)	USD59	62,195
CVR Energy, Inc.
7.50%, 02/15/31(a)	USD28	28,366
7.88%, 02/15/34(a)	USD20	20,323
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	USD37	37,318
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	USD22	22,270
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD42	41,918
6.25%, 04/15/32(a)	USD1	971
6.88%, 05/15/34(a)	USD74	72,480
7.25%, 02/15/35(a)	USD113	112,077
8.38%, 11/01/33(a)	USD122	127,998
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	USD52	51,875
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/31(a)	USD21	20,710
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/34(a)	USD72	72,024
6.88%, 12/01/32(a)	USD88	89,487
Matador Resources Co.
6.00%, 04/15/34(a)	USD110	106,390
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 04/15/32(a)	USD91	$90,830
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)	USD29	29,067
Nabors Industries, Inc., 7.63%, 11/15/32(a)	USD38	38,759
Noble Finance II LLC
6.25%, 06/15/34(a)	USD46	44,669
8.00%, 04/15/30(a)	USD7	7,237
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)	USD107	107,077
Par Petroleum LLC, 7.38%, 06/01/34(a)	USD74	76,572
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)	USD21	21,327
7.88%, 09/15/30(a)	USD35	36,324
SM Energy Co.
6.63%, 04/15/34(a)	USD220	218,642
8.75%, 07/01/31(a)(c)	USD29	30,321
Sunoco LP
5.63%, 03/15/31(a)	USD24	23,688
5.88%, 03/15/34(a)	USD81	79,279
6.25%, 07/01/33(a)	USD27	27,062
6.63%, 08/15/32(a)	USD31	31,295
7.88%, (5-year CMT + 4.23%)(a)(e)(f)	USD469	480,724
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD48	46,963
Transocean International Ltd.
7.88%, 10/15/32(a)	USD118	122,904
8.25%, 05/15/29(a)	USD51	52,589
8.50%, 05/15/31(a)	USD116	120,974
8.75%, 02/15/30(a)(c)	USD34	34,899
Valaris Ltd., 8.38%, 04/30/30(a)	USD33	34,165
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)	USD28	27,873
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(c)	USD223	229,734
		4,779,346
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	USD214	217,064
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	USD128	125,269
Enerflex, Inc., 6.88%, 01/15/31(a)	USD8	8,131
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	USD116	114,696
6.50%, 10/01/33(a)	USD343	342,556
6.75%, 10/01/35(a)	USD126	126,957
Tidewater, Inc., 9.13%, 07/15/30(a)	USD34	36,337
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD402	395,605
7.13%, 03/15/29(a)	USD77	78,659
Weatherford International Ltd., 6.75%, 10/15/33(a)	USD262	265,218
		1,710,492
Packaging & Containers — 2.3%
Ardagh Group SA, 9.50%, 12/01/30(a)	USD405	429,448
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD549	521,196
6.25%, 01/30/31(a)	USD400	402,697
Ball Corp., 5.50%, 09/15/33(c)	USD15	14,903

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD18	$17,891
6.75%, 04/15/32(a)	USD44	41,901
6.88%, 01/15/30(a)	USD40	39,656
Crown Americas LLC, 5.88%, 06/01/33(c)	USD63	62,872
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	USD729	743,507
9.25%, 04/15/30(a)	USD215	213,098
Multi-Color Corp., 8.50%, 05/11/33, (6.00 % cash and 2.50 % PIK)(a)(c)(d)	USD91	78,650
Silgan Holdings, Inc., 4.25%, 02/15/31(a)	EUR100	114,265
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD380	401,693
		3,081,777
Pharmaceuticals — 1.8%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD1,400	1,431,147
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD54	55,485
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	USD200	186,005
11.00%, 09/30/28(a)	USD703	718,262
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD107	106,497
		2,497,396
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	USD40	40,711
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	USD59	60,526
Buckeye Partners LP
5.60%, 10/15/44	USD20	17,316
6.75%, 02/01/30(a)	USD10	10,245
6.88%, 07/01/29(a)	USD5	5,114
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD23	22,047
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)(c)	USD750	730,229
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(a)	USD32	32,154
7.38%, 06/30/33(a)	USD97	99,197
Enbridge, Inc., 7.20%, 06/27/54, (5-year CMT + 2.97%)(f)	USD28	29,483
Energy Transfer LP
6.55%, 01/15/57, (5-year CMT + 2.34%)(f)	USD163	160,931
6.70%, 01/15/57, (5-year CMT + 2.22%)(f)	USD150	147,782
7.13%, 10/01/54, (5-year CMT + 2.83%)(f)	USD215	219,552
8.00%, 05/15/54, (5-year CMT + 4.02%)(f)	USD60	62,968
Series G, 7.13%, (5-year CMT + 5.31%)(e)(f)	USD58	59,528
Series H, 6.50%, (5-year CMT + 5.69%)(e)(f)	USD109	108,974
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(c)	USD183	182,521
8.00%, 05/15/33	USD63	65,540
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(a)	USD19	19,241
Security	Par (000)	Value
Pipelines (continued)
Harvest Midstream I LP
6.75%, 05/15/34(a)	USD211	$211,840
7.50%, 05/15/32(a)	USD53	54,340
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD19	18,193
6.50%, 06/01/29(a)	USD39	39,662
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD123	124,372
6.63%, 01/15/35(a)	USD42	41,977
7.38%, 07/15/32(a)	USD34	35,145
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD281	277,843
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD15	15,017
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD114	116,859
8.38%, 02/15/32(a)	USD302	314,046
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	USD27	27,209
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD32	33,009
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD23	22,973
6.00%, 09/01/31(a)	USD26	25,584
7.38%, 02/15/29(a)	USD142	145,228
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)(c)	USD16	16,324
Venture Global LNG, Inc.
6.38%, 12/15/34(a)	USD466	453,846
6.63%, 06/15/36(a)	USD289	283,238
9.00%, (5-year CMT + 5.44%)(a)(c)(e)(f)	USD630	627,467
9.50%, 02/01/29(a)	USD328	351,098
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD240	243,802
6.50%, 01/15/34(a)	USD193	199,149
6.75%, 01/15/36(a)	USD278	290,981
7.50%, 05/01/33(a)	USD219	237,619
7.75%, 05/01/35(a)	USD108	119,691
		6,400,571
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD31	31,259
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD21	22,500
CoreLogic, Inc.
9.00%, 08/01/31(a)	USD418	412,157
12.00%, 02/01/32(a)	USD99	92,749
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD33	33,822
Howard Hughes Corp.(The)
4.38%, 02/01/31(a)	USD35	32,708
5.88%, 03/01/32(a)	USD124	121,124
6.13%, 03/01/34(a)	USD36	35,094
Kennedy-Wilson, Inc., 7.25%, 06/01/33(a)	USD27	27,333
		808,746
Real Estate Investment Trusts — 2.8%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)	USD44	43,522
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD53	52,288

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD26	$26,647
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	USD116	110,222
Iron Mountain, Inc.
4.75%, 01/15/34(a)	EUR100	112,203
5.63%, 07/15/32(a)	USD78	76,336
6.25%, 01/15/33(a)(c)	USD53	53,204
6.25%, 01/15/35(a)	USD335	330,784
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD409	408,654
6.38%, 08/01/30(a)	USD115	115,850
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD571	580,313
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD47	47,760
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	USD18	18,167
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD18	17,584
5.75%, 03/15/34(a)	USD184	180,187
6.50%, 04/01/32(a)(c)	USD19	19,322
6.50%, 06/15/33(a)	USD266	270,644
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	USD20	19,051
Service Properties Trust
0.00%, 09/30/28(a)(b)	USD374	349,246
8.63%, 11/15/31(a)	USD467	490,763
8.88%, 06/15/32(c)	USD37	38,018
Starwood Property Trust, Inc.
5.88%, 08/15/29(a)	USD50	50,084
6.00%, 04/15/30(a)	USD147	147,378
6.13%, 06/01/31(a)	USD37	36,912
6.50%, 07/01/30(a)(c)	USD10	10,156
6.50%, 10/15/30(a)	USD103	104,419
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	USD66	62,975
XHR LP, 6.63%, 05/15/30(a)	USD18	18,384
		3,791,073
Retail — 2.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)(c)	USD27	27,665
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	117,625
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.00%, 10/15/30(a)	USD43	40,403
4.38%, 01/15/28(a)	USD12	11,831
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(d)	USD129	133,338
9.00%, 06/01/31, (9.00 % Cash)(a)(c)(d)	USD665	731,405
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	USD37	38,699
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD35	36,812
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	USD51	49,588
6.75%, 01/15/30(a)(c)	USD32	31,424
Group 1 Automotive, Inc., 6.38%, 01/15/30(a)	USD24	24,111
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD17	16,583
Security	Par (000)	Value
Retail (continued)
8.25%, 08/01/31(a)	USD25	$26,046
Lithia Motors, Inc., 5.50%, 10/01/30(a)	USD33	32,527
Michaels Companies, Inc. (The), 8.50%, 03/15/33(a)	USD125	123,828
QXO Building Products, Inc.
6.50%, 07/15/31(a)	USD288	289,168
6.75%, 04/30/32(a)	USD400	408,504
6.88%, 07/15/34(a)	USD296	296,442
Staples, Inc., 10.75%, 09/01/29(a)	USD36	34,447
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD36	33,920
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	USD909	915,773
		3,420,139
Semiconductors — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	USD15	14,591
Software — 2.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	USD654	630,834
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	USD77	74,912
CDK Steerco
7.25%, 06/15/29(h)	USD141	90,240
8.00%, 06/15/29(h)	USD8	5,120
Cloud Software Group LLC, 9.00%, 09/30/29(a)	USD589	577,074
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	USD330	322,464
CoreWeave, Inc.
9.00%, 02/01/31(a)(c)	USD11	9,930
9.25%, 06/01/30(a)(c)	USD200	186,911
9.75%, 10/01/31(a)	USD132	119,772
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)	USD84	80,775
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD100	96,638
6.00%, 05/15/33(a)	USD200	193,571
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	USD486	503,580
8.75%, 07/01/34(a)	USD421	443,518
Playtika Holding Corp., 4.25%, 03/15/29(a)(c)	USD18	16,355
UKG, Inc., 6.88%, 02/01/31(a)	USD153	149,904
		3,501,598
Telecommunications — 8.0%
Altice France SA
6.50%, 10/15/31(a)	USD139	133,944
6.50%, 04/15/32(a)	USD269	260,852
6.88%, 10/15/30(a)	USD13	12,852
6.88%, 07/15/32(a)	USD543	527,181
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	USD68	66,471
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	USD263	256,497
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD79	83,958
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	USD7	6,988
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD65	66,301
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	USD170	166,468
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(a)	USD400	411,750
Fibercop SpA, Series 2034, 6.00%, 09/30/34(a)	USD400	385,467
Flash Compute LLC, 7.25%, 12/31/30(a)	USD244	246,397
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	USD129	129,351

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SAS, 7.00%, 04/15/32(a)	USD400	$403,458
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD1,037	1,048,967
7.00%, 03/31/34(a)	USD743	755,793
7.50%, 02/15/37(a)(c)	USD284	282,068
8.50%, 01/15/36(a)	USD727	756,358
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	USD1,125	1,080,937
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	USD465	437,853
Sable International Finance Ltd., 7.13%, 10/15/32(a)	USD200	197,173
SE COSMOS LLC, 8.88%, 05/01/31(a)	USD551	543,443
Stingray Compute LLC, 6.00%, 06/15/31(a)	USD54	52,681
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD530	492,156
Telecom Italia Capital SA, 7.72%, 06/04/38	USD144	161,083
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(a)	USD151	148,926
Series Feb, 8.63%, 06/15/32(a)(c)	USD250	255,315
Uniti Services LLC, 7.50%, 10/15/33(a)	USD164	167,589
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	USD52	49,060
VMED O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	159,126
4.75%, 07/15/31(a)	USD200	158,110
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD669	696,448
Yondr JK 1 LLC, 6.88%, 06/30/31(a)(c)	USD46	43,811
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(a)(d)	USD33	32,660
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(d)	USD198	194,175
		10,871,667
Transportation — 0.2%
GB AIT Buyer, Inc., 8.75%, 04/30/34(a)	USD39	38,707
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)	USD60	60,344
PODS LLC, 8.75%, 05/15/31(a)	USD107	101,913
Rand Parent LLC, 8.50%, 02/15/30(a)	USD39	39,980
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	USD10	10,307
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD36	36,893
		288,144
Trucking & Leasing — 0.8%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD58	57,807
5.88%, 04/15/33(a)(c)	USD462	455,815
7.00%, 05/01/31(a)	USD405	416,254
7.00%, 06/15/32(a)	USD135	137,838
7.88%, 12/01/30(a)	USD66	68,767
		1,136,481
Total Corporate Bonds & Notes — 84.7% (Cost: $116,262,571)		115,702,681
Fixed Rate Loan Interests
Computers — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	184	174,983
Security	Par (000)	Value
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	166	$156,652
Total Fixed Rate Loan Interests — 0.2% (Cost: $350,548)		331,635
Floating Rate Loan Interests
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.85%, 08/23/28	$104	103,859
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.33%, 06/18/29	83	76,443
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.86%, 02/03/33	74	73,512
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.99%, 02/15/29	24	19,558
		273,372
Aerospace & Defense — 0.1%
Kaman Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 02/26/32	23	22,889
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.23%, 12/01/32	13	13,305
TransDigm, Inc., 2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/13/33	42	41,935
		78,129
Airlines — 0.1%
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29	71	61,592
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 01/28/32	54	53,797
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.49%, 11/17/28	4	4,156
2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.74%, 11/17/28	113	112,510
		170,463
Building Materials — 0.3%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 09/08/32	8	8,042
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.98%, 07/08/30	17	14,605
SCIH Salt Holdings, Inc., 2026 Term Loan B, 07/30/31(i)	286	284,213

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 08/05/31	$100	$90,311
		397,171
Chemicals — 0.4%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.75%), 11.52%, 11/24/28(h)	29	21,750
Aruba Investments Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27	10	9,323
BASF Coatings, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.24%, 06/29/33	55	55,216
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 10/04/29	147	146,571
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.76%, 07/03/28	43	40,612
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 11/03/32	116	116,379
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.60%, 04/08/31	13	8,209
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/19/32	98	98,318
		496,378
Commercial Services — 0.2%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/20/32	73	73,122
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 01/31/31	38	35,804
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29	91	88,615
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00% and 3.25% PIK), 9.07%, 07/31/30	43	39,817
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 11/03/31	9	9,308
		246,666
Computers — 0.0%
Cubic Corp.
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.32%, 05/25/29	10	582
2025 Second Out Term Loan B, (Prime + 1.75%), 9.25%, 05/25/29	68	3,943
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 06/27/31	5	5,073
Security	Par (000)	Value
Computers (continued)
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 03/01/29	$22	$19,840
		29,438
Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50% ), 7.23%, 12/29/32	158	155,635
Diversified Financial Services — 0.0%
Acuren Delaware Holdco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/31	7	6,968
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33	28	28,140
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 10/16/31	20	19,810
		54,918
Electrical Components & Equipment — 0.0%
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33(h)	34	34,128
Electronics — 0.1%
Amber Acquisitionco LLC
2026 Term Loan B, 07/25/33(i)	55	54,557
2026 Delayed Draw Term Loan, 07/25/33(i)	4	3,720
LSF12 Crown U.S. Commercial Bidco LLC, 2026 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.24%, 12/02/31	38	37,746
Resilience Parent LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 02/28/33	59	58,877
		154,900
Engineering & Construction — 0.2%
Azuria Water Solutions, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 04/25/33	103	102,288
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	149	118,574
		220,862
Entertainment — 0.2%
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 02/06/30	89	85,665
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 6.85%, 07/19/30	32	32,052
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33	46	46,125
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.43%, 11/01/29	76	74,757
		238,599

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control — 0.0%
Arcwood Environmental, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 04/01/33(h)	$19	$19,071
Health Care - Products — 0.0%
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33	54	53,085
Health Care - Services — 0.3%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 01/15/31	135	135,202
LifePoint Health, Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.25%, 05/19/31	54	51,425
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.50%, 05/19/31	168	159,977
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 09/27/30	97	96,885
		443,489
Hotels, Restaurants & Leisure — 0.1%
Gaia Purchaser, Inc., Term Loan B, 06/25/33(i)	94	93,765
Pioneer Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.00%, 05/16/33	84	84,450
		178,215
Housewares — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32	9	9,212
SWF Holdings I Corp.
2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.23%, 12/19/29	8	7,579
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.23%, 12/19/29	6	5,684
		22,475
Insurance — 0.4%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/29/31	14	13,422
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.83%, 02/15/31	71	69,504
Asurion LLC
2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.57%, 02/23/33	30	28,350
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 09/19/30	113	109,759
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 09/19/30	157	153,403
Security	Par (000)	Value
Insurance (continued)
CRC Insurance Group LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.48%, 05/06/32	$62	$59,374
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 04/18/30	5	4,763
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/02/33	44	43,410
		481,985
Internet — 0.0%
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	9	8,770
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.99%, 06/01/28	13	12,038
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.83%, 11/15/29	9	7,964
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.83%, 11/15/29	5	4,348
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.08%, 07/30/29	5	4,806
		29,156
Machinery — 0.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.60%, 06/23/30(i)	0 (j)	35
Tega MC Australia Holdings Pty Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 06/01/33	23	23,101
		23,136
Machinery - Diversified — 0.1%
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/10/33	86	84,674
Manufacturing — 0.1%
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	98	97,594
Media — 0.2%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.00%, 01/31/32	118	115,422
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.32%, 02/17/31	79	79,780
Gray Media, Inc., 2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 6.76%, 12/01/28	18	17,675

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.63%, 05/31/31	$50	$50,449
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.85%, 09/25/29(d)	46	40,587
		303,913
Metal Fabricate & Hardware — 0.0%
QTS Thunder Managing Issuer LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.03%, 07/22/33	38	37,122
Packaging & Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.18%), 6.91%, 04/13/29	106	103,598
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 04/15/30	244	241,943
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 04/11/33	72	69,236
		414,777
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/02/32	76	75,717
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 04/23/31	25	24,714
		100,431
Pipelines — 0.1%
Calcasieu Pass Funding LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	34	34,207
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33	30	30,056
		64,263
Retail — 0.4%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	184	184,535
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33	81	80,843
White Cap Supply Holdings LLC
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 10/19/29	162	161,862
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/10/33	76	75,571
		502,811
Security	Par (000)	Value
Software — 0.2%
Coreweave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan, 09/30/31(i)	$165	$165,206
Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.14%, 11/17/31	164	163,993
		329,199
Telecommunications — 0.6%
Digicel International Finance Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/06/32	81	81,260
Level 3 Financing, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 03/29/32	304	304,854
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 10/06/32(h)	71	71,229
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.35%, 03/11/30(d)	400	400,367
		857,710
Transportation — 0.1%
Carrix, Inc.
2026 Delayed Draw Term Loan, 0.00%, 07/27/33	13	12,856
2026 Term Loan B, 07/27/33(i)	64	64,282
GB AIT Buyer, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 04/29/33	43	42,922
PODS LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.18%, 05/14/31	11	10,627
		130,687
Total Floating Rate Loan Interests — 5.0% (Cost: $6,866,729)		6,794,814
	Shares
Common Stocks
Chemicals — 0.1%
Solstice Advanced Materials, Inc.	1,768	106,380
Containers & Packaging — 0.0%
Labels Buyer LLC, NVS	16	1,328
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	2,037	38,965
Health Care Equipment & Supplies — 0.1%
Medline, Inc., Class A(k)	4,133	162,344
Metals & Mining — 0.1%
Constellium SE, Class A(k)	4,214	117,065
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	14,624	297,745
Enterprise Products Partners LP	2,906	110,573
		408,318

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 0.1%
VICI Properties, Inc., Class A	5,779	$152,277
Total Common Stocks — 0.7% (Cost $892,769)		986,677
Investment Companies
Exchange Traded Funds — 2.5%
iShares Broad USD High Yield Corporate Bond ETF(c)(l)	47,600	1,750,728
SPDR Blackstone Senior Loan ETF	39,800	1,607,920
		3,358,648
Total Investment Companies — 2.5% (Cost $3,402,150)		3,358,648
Preferred Stocks
Containers & Packaging — 0.0%
Labels Buyer LLC, Preference Shares, NVS(e)	29	23,055
Financial Services — 0.0%
Shift4 Payments, Inc., 6.00%, 05/01/28(m)	213	13,977
Insurance — 0.2%
Alliant Cali, Inc., NVS(h)	332	340,614
Interactive Media & Services — 0.1%
Alphabet, Inc., Series A, 6.25%, 05/15/29(m)	1,300	65,208
Alphabet, Inc., Series B, 6.25%, 05/15/29(m)	1,300	65,260
		130,468
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%, 03/15/28(m)	1,590	102,205
Total Preferred Stocks — 0.4% (Cost $592,288)		610,319
Warrants
Packaging & Containers — 0.0%
Labels Buyer LLC	28	52
Total Warrants — 0.0% (Cost $0)		52
Total Long-Term Investments — 93.7% (Cost: $128,702,352)		128,086,777
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(l)(n)(o)	11,768,316	$11,771,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(l)(n)	6,890,000	6,890,000
Total Short-Term Securities — 13.7% (Cost: $18,661,416)		18,661,847
Total Investments — 107.4% (Cost: $147,363,768)		146,748,624
Liabilities in Excess of Other Assets — (7.4)%		(10,072,447)
Net Assets — 100.0%		$136,676,177

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,107,374, representing 1.5% of its net assets as of period end, and an original cost of $2,130,375.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rounds to less than 1,000.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Convertible security.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,593,995	$4,179,719 (a)	$—	$(1,704)	$(163)	$11,771,847	11,768,316	$18,751 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,580,000	3,310,000 (a)	—	—	—	6,890,000	6,890,000	86,156	—
iShares Broad USD High Yield Corporate Bond ETF	1,615,940	171,810	—	—	(37,022)	1,750,728	47,600	86,771	—
				$(1,704)	$(37,185)	$20,412,575		$191,678	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Treasury Notes	11	09/21/26	$1,210	$15,183
U.S. Long Bonds	7	09/21/26	760	17,656
				$32,839
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,025,501	EUR	880,000	Goldman Sachs International	09/16/26	$9,002
						$9,002
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	B	USD	4,025	$326,945	$244,721	$82,224

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.66%	At Termination	Markit iBoxx $ Liquid High Yield Index	Quarterly	BNP Paribas S.A.	N/A	09/20/26	USD	3,230	$63,437	$(29,160)	$92,597
1-day SOFR, 3.66%	At Termination	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	16	313	(142)	455
1-day SOFR, 3.66%	At Termination	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	19	343	(185)	528
1-day SOFR, 3.66%	At Termination	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/26	USD	1,050	14,151	(5,484)	19,635
									$78,244	$(34,971)	$113,215
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$301,951	$—	$301,951
Corporate Bonds & Notes	—	115,607,321	95,360	115,702,681
Fixed Rate Loan Interests	—	331,635	—	331,635
Floating Rate Loan Interests	—	6,648,636	146,178	6,794,814
Common Stocks	946,384	40,293	—	986,677
Investment Companies	3,358,648	—	—	3,358,648
Preferred Stocks	130,468	139,237	340,614	610,319
Warrants	—	52	—	52
Short-Term Securities
Money Market Funds	18,661,847	—	—	18,661,847
Unfunded Floating Rate Loan Interests(a)	—	1	—	1
Liabilities
Unfunded Floating Rate Loan Interests	—	(1,123)	—	(1,123)
	$23,097,347	$123,068,003	$582,152	$146,747,502

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$82,224	$—	$82,224
Foreign Currency Exchange Contracts	—	9,002	—	9,002
Interest Rate Contracts	32,839	113,215	—	146,054
	$32,839	$204,441	$—	$237,280

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate